SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 9 - SUBSEQUENT EVENTS

The Company has evaluated subsequent events from the balance sheet through the date of this filing and determined there were no events to disclose except the following.

On October 24, 2022, the Company amended and restated its Certificate of Incorporation to 1) subject the Series D Preferred Stock to a 1-for-4 forward stock split and change the stated value of the Series D Preferred Stock to from $1.00 to $0.25 per share, and 2) subject the Series E Preferred Stock to a 1-for-3 forward stock split and change the stated value of the Series E Preferred Stock from $2.00 to $0.667 per share.

On January 3, 2023, 180,000 shares of our Series E Preferred Stock were converted to 180,000 shares of our Common Stock.

NOTE 10 - SUBSEQUENT EVENTS

The Company has evaluated subsequent events from the balance sheet through the date of this filing and determined there were no events to disclose except the following.

On January 25, 2022, we entered into an investment banking agreement with EF Hutton. The agreement contemplates the Company raising additional capital in a registered offering, listing on a stock exchange, and preparing a registration statement under the Securities Act. The Company is responsible for EF Hutton’s external counsel legal costs, whether any offering is consummated or not.

Effective on March 11, 2022, we filed Articles of Conversion with the Nevada Secretary of State and a Certificate of Conversion and Certificate of Incorporation with the Delaware Department of State, Division of Corporations and converted to a Delaware corporation. On March 29, 2022, we merged with a subsidiary, created on March 23, 2022, for the sole purpose of the merger, amended and restated our Certificate of Incorporation, and the surviving corporation is Glucose Health, Inc. Our authorized common shares are 40,000,000 and our authorized preferred shares are 10,000,000. Our issued and outstanding common shares are 13,848,630 and our issued and outstanding preferred shares are 5,641,002 (including 1,000 Series A Voting Shares). On March 29, 2022, each previously issued and outstanding share of Series D preferred stock was reverse split, ten for one, and where applicable, share references herein have been retrospectively modified to account for the reverse split.  On October 24, 2022, each previously issued and outstanding share of Series D and Series E preferred stock was forward split, three for one and four for one, respectively, and where applicable, share references herein have been retrospectively modified to account for the forward splits.

On March 14, 2022, we requested and received the resignations of our two independent directors. On March 21, 2022, our third independent director voluntarily resigned. Each independent director held 600,000 warrants. All 1,800,000 warrants were cancelled by the Company on March 22, 2022.

On April 1, 2022, we entered into a new consulting agreement with BTB Management Company, a company owned by our CEO/CFO and director, Murray Fleming. The agreement provides for quarterly payments of $24,000 and potential bonuses of up to $100,000 upon achievement of various corporate objectives. The agreement has no fixed term and continues until terminated by either party.